Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 4,415.5	$ 4,113.7
Less: Accumulated Depreciation and Amortization	1,837.7	1,664.9
Property, Plant and Equipment, Net	2,577.8	2,448.8	$ 2,426.5
Depreciation and amortization expense of property, plant and equipment	380.0	373.4	$ 353.1
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	305.6	276.4
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 1,154.2	1,050.5
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery, Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 2,955.7	$ 2,786.8
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years